Leases	6 Months Ended
Jun. 30, 2024
Leases
Leases	Leases
A summary of the balances relating to the Company’s lease assets and liabilities as of December 31, 2023 and 2022 consisted of the following (in thousands):

	Balance Sheet Location	December 31, 2023	December 31, 2022
Assets
Operating leases	Operating lease right-of-use assets, net	$4,991	$6,555
Equipment finance leases	Property and equipment, net	5,931	7,979
Total lease assets		10,922	14,534

Liabilities
Current
Operating leases	Other current liabilities	1,664	1,530
Equipment finance leases	Other current liabilities	2,005	2,116
Sub-total		3,669	3,646
Non-current
Operating leases	Other non-current liabilities	3,511	5,174
Equipment finance leases	Other non-current liabilities	1,472	4,100
Sub-total		4,983	9,274
Total lease liabilities		$8,652	$12,920
Operating Leases
The Company has a 5-year office lease on its headquarter facility in Los Angeles, which commenced in January 2022, as well as certain other leases (both short-term and long-term) within the United States.
The Company records lease expense on a straight-line basis over the lease term. Total lease expense recorded was $2.2 million and $2.5 million for the years ended December 31, 2023 and 2022, respectively.
Lease terms include renewal or termination options that the Company is reasonably certain to exercise. For leases with a term of 12 months or less, the Company has made an accounting policy election to not record a ROU asset and associated lease liability on its consolidated balance sheets. Total lease expense recorded for these short-term leases was $24,000 and $0.3 million for the years ended December 31, 2023 and 2022, respectively.
Equipment Finance Leases
The Company leases certain equipment facilities under finance leases that expire on various dates through 2027. The finance lease cost during the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

		Years Ended December 31,
	Income Statement Location	2023	2022
Amortization	Cost of goods sold	$1,378	$848
Interest accretion on finance lease liabilities	Other expense, net	418	428
Total		$1,796	$1,276
Supplemental Cash Flow Information, Weighted-Average Remaining Lease Term and Discount Rate
The weighted-average remaining lease term and discount rates, as well as supplemental cash flow information for the years ended December 31, 2023 and 2022 consisted of the following (in thousands for the supplemental cash flow information):

	Years Ended December 31,
	2023	2022
Supplemental cash flow information:
Cash paid for amounts included in the measurement of operating lease liabilities	$1,860	$1,734
Right-of-use assets obtained in exchange for operating lease obligations	$—	$437
Weighted average remaining lease term:
Operating leases	2.9 years	3.9 years
Equipment finance leases	1.5 years	2.4 years
Weighted average discount rate:
Operating lease - IBR	5.5%	5.5%
Equipment finance leases - rate implicit in the lease	6.5%	6.9%
Maturity Analysis
A summary of the undiscounted cash flows and a reconciliation to the Company’s lease liabilities as of December 31, 2023 consisted of the following (in thousands):

	December 31, 2023
	Operating Leases	Equipment Finance Leases	Total
2024	$1,907	$2,219	$4,126
2025	1,962	1,119	3,081
2026	1,631	317	1,948
2027	116	128	244
Total future minimum lease payments	5,616	3,783	9,399
Less: imputed interest	441	306	747
Present value of Lease Liabilities	$5,175	$3,477	$8,652

ElectraMeccanica Vehicles Corp
Leases
Leases	Leases
In 2023, the company held operating leases for engineering centers, offices, warehouses, and kiosk locations aimed at boosting vehicle sales. These leases ranged from one to eleven years in duration.
The components of lease expense, included within general and administrative expenses and sales and marketing expenses are as follows within the Company’s consolidated statements of operations and comprehensive loss:

	Year ended December 31, 2023	Year ended December 31, 2022
Operating lease expense
Operating lease expense	$2,391,198	$2,260,556
Short-term lease expense	380,183	1,238,114
	$2,771,381	$3,498,670
During the year ended December 31, 2023, the Company terminated the lease of its previous Burnaby, British Columbia, Canada headquarters, and derecognized the ROU assets of $828,193 and lease liability of $936,029. The gain on this disposal was $107,836 and is recorded within other expense, net in the consolidated statement of operations and comprehensive loss.
During the year ended December 31, 2022, the Company commenced a lease agreement for the Mesa facility for a period of 129.5 months. As a result, the Company recognized a ROU asset of $6,736,373, a lease liability of $14,738,973 and leasehold improvements of $8,228,290 and derecognized the prepaid lease payment of $225,690 at the commencement of the lease. The lease grants the Company two renewal options of 5 years each that the Company determined are not reasonably certain to be exercised.
Lease-related assets and liabilities as presented in the consolidated balance sheets consist of the following:

	December 31, 2023	December 31, 2022
Assets:
Operating lease right-of-use assets	$7,336,243	$9,031,277

Liabilities:
Current portion of operating lease liabilities	$1,028,676	$810,677
Long-term portion of operating lease liabilities	15,492,841	17,528,282
Total operating lease liabilities	$16,521,517	$18,338,959
The Company has calculated the weighted-average remaining lease term, presented in years below, and the weighted-average discount rate for the operating lease population. The Company uses the incremental borrowing rate as the lease discount rate, unless the lessor’s rate implicit in the lease is readily determinable, in which case it is used.

	December 31, 2023	December 31, 2022
Weighted average remaining operating lease term (in years)	8.83	9.41
Weighted average operating lease discount rate	10.47%	10.28%
Supplemental cash flow information related to leases where the Company is the lessee is as follows:

	Year ended December 31, 2023	Year ended December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	2,422,669	1,233,699
Non-cash item for amounts included in the measurement of lease liabilities:
Leased assets obtained in exchange for new operating lease liabilities	—	8,592,776
As of December 31, 2023, the maturities of our operating lease liabilities (excluding short-term leases) are as follows:

December 31, 2023
2024	$2,698,551
2025	2,763,290
2026	2,847,403
2027	2,598,847
2028	2,647,158
Thereafter	12,583,504
Total minimum lease payments	26,138,753
Less: interest	9,617,236
Present value of lease obligations	16,521,517
Less: Current portion	1,028,676
Long-term portion of lease obligations	$15,492,841